Warrant - Summary of Fair Value of Warrant (Details)	Aug. 02, 2023 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 21, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 17, 2022 $ / shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Exercise Price	$ 1	$ 1.21	$ 1.21	$ 1.35	$ 1	$ 1.4	$ 1.29	$ 1.18	$ 1.24	$ 1.05
Warrant expiration date	Jun. 30, 2030
Stock price	$ 0.85
Remaining term (years)	6 years 10 months 28 days
Interest Rate (Annual)
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.0421			0.006
Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.50			1.43
Annualized Dividend Yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0